Note 18 - Related Party Transactions	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of related party [text block]
18.	RELATED PARTY TRANSACTIONS

The Company does not have offices or direct personnel in Mexico, but rather is party to a Field Services Agreement, whereby it has contracted administrative and exploration services in Mexico with Minera Cascabel, S.A. de C.V. (“Cascabel”) and IMDEX Inc. (“IMDEX”). Dr. Peter Megaw, the Company’s Chief Exploration Officer, is a principal of both IMDEX and Cascabel, and is remunerated by the Company through fees to IMDEX. In addition to corporate executive responsibilities with MAG, Dr. Megaw is responsible for the planning, execution and assessment of the Company’s exploration programs.

During the year, the Company incurred expenses with Cascabel and IMDEX as follows:

	December 31,	December 31,
	2023	2022
	$	$
Fees related to Dr. Megaw:
Exploration and marketing services	393	372
Travel and expenses	39	30
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	55	54
Field exploration services	180	165
Share-based payments (Note 11)	443	456
	1,110	1,077

All transactions are incurred in the normal course of business and are negotiated on arm’s length terms between the parties for all services rendered. A portion of the expenditures are incurred on the Company’s behalf and are charged to the Company on a “cost + 10%” basis. The services provided do not include drilling and assay work which are contracted out independently from Cascabel and IMDEX.

Any amounts due to related parties arising from the above transactions are unsecured, non-interest bearing and are due upon receipt of invoices.

The details of the Company’s significant subsidiary and controlling ownership interests are as follows:

Name	Country of Incorporation	Principal Asset	MAG’s Effective interest
			2023 (%)	2022 (%)
Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

As at December 31, 2023, Fresnillo and the Company have advanced, on a net basis, $214,586 as shareholder loans (MAG’s 44% share $94,414) to Juanicipio, bearing interest at 1 and 6 months SOFR + 2%. From January 2022, with the mine being brought into commercial production, a portion of the interest incurred by Juanicipio was expensed whereas the remainder, pertaining to the processing facility, continued to be capitalized. From January 2023, with the commencement of commissioning of the processing facility at Juanicipio, all of the interest is expensed. Interest recorded by Juanicipio for the year ended December 31, 2023 totalling $8,150 (year ended December 31, 2022: $1,058) has therefore been included in MAG’s income from equity investment in Juanicipio.

During the year ended December 31, 2023 and 2022, compensation of key management personnel (including directors) was as follows:

	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Salaries and other short term employee benefits	1,949	2,075
Severance paid to a former executive	-	382
Share-based compensation (non-cash) (Note 8)	2,532	1,774
	4,481	4,231

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and consists of its directors, the Chief Executive Officer, the Chief Financial Officer and the Chief Sustainability Officer.